Load [Member] Expense Example, No Redemption - Intermediate Government Bond Series - Intermediate Government Bond Series	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 115
Expense Example, No Redemption, 3 Years	359
Expense Example, No Redemption, 5 Years	622
Expense Example, No Redemption, 10 Years	$ 1,375